COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments

The facilities of the Company are rented under lease operating agreements that expire in 2015. The Company leases its motor vehicles and servers under cancelable operating lease agreements.

Aggregate minimum lease commitments under operating leases as of December 31, 2013 were as follows:

2014	1,260
2015	669

1,929

Subsequent to December 31, 2013, the Company leased additional space in Holon, Israel. The lease expires in 2024, with an option to extend for two additional periods of 24 months. The monthly lease payment for this facility is $ 256. The Company plans to move all of its Israeli personnel to Holon during the third quarter of 2014.

Total rent expenses for the years ended December 31, 2011, 2012 and 2013 amounted to $586, $967 and $1,073, respectively.

Total lease expenses for motor vehicles for the years ended December 31, 2011, 2012 and 2013 amounted to $ 349 $ 234 and $ 284, respectively.

b.	Contingent purchase obligation

Pursuant to the terms of the SPA between the Company and SweetIM, the Company is obligated to pay SweetIM's shareholders a payment of up to $ 7,500 in cash 18 months after closing, May 2014,if certain milestones are met. The milestones are based on the Company's revenues in the fiscal year of 2013, and the absence of certain changes in the industry in which the Company operates. The Company believes that the terms of the SPA will require the Company to pay $2,500 with respect to the contingent payment.

c.	Legal Matters

On November 10, 2013, the Company was served with a lawsuit filed in the Tel Aviv District Court (Economic Department) against the Company and its directors by an individual claiming to be a holder of 150 of the Company's ordinary shares. The plaintiff alleges certain flaws in the process, price and disclosure in connection with the ClientConnect Acquisition. The plaintiff requested that the court certify the lawsuit as a valid class action, a declaratory judgment confirming the plaintiff's allegations and certain remuneration for the purported plaintiff, including legal fees. The Company believes that the complaint is without merit and plan to defend against it vigorously.